BUSINESS ACQUISITIONS (Details 1) - USD ($)	May 31, 2022	Nov. 30, 2021	Sep. 22, 2021	Nov. 30, 2020
Allocated as follows:
Right-of-use asset	$ 208,839	$ 133,984
Deferred revenue	963,393	183,994
Lease liability	(109,437)	(135,175)
Intangible assets – distribution libraries	5,216,958	3,636,078
Goodwill	$ 6,274,356	$ 833,493
Indie Flix [Member]
Consideration:
Common shares			$ 799,994
IndieFlix Contingent Consideration			(1,648,000)
Total unadjusted purchase price			2,447,994
Cash acquired			(21,076)
Total purchase price, net of cash acquired			2,426,918
Allocated as follows:
Accounts receivable			188,278
Inventory			105
Prepaids			8,335
Right-of-use asset			144,702
Accounts payable			(606,560)
Deferred revenue			(251,435)
Lease liability			(144,702)
Loans payable			(508,255)
Long-term debt			(156,625)
Intangible assets – distribution libraries			3,695,673
Goodwill			833,493
Deferred income taxes			(776,091)
Total			$ 2,426,918